SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details) € in Millions, $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 29, 2024 USD ($)	Jan. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (1,019)				$ (1,125)
Total long-term debt	8,770				8,369
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	8,929				8,555
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	8,407				8,135
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	5,500		$ 5,500
5.5 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				0
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000		$ 1,000
€1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	2.25%	2.25%
€1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				585
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%	3.60%
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 290				290
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.13%	6.13%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 183				183
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%	1.75%
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 801				826
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.55%	4.55%
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 400				400
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%	4.88%
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 639				659
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.55%	6.55%
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 1,195				1,195
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%	4.25%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 496				496
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.80%	6.80%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 989				989
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 496				0
1.5 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%	7.00%
1.5 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 672				672
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 428				428
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.35%	6.35%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 491				0
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 47	€ 44
EIB loan | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.16%	1.16%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 47				81
EIB loan | Floating
Disclosure of detailed information about borrowings [line items]
Interest rate	4.98%	4.98%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 300				309
Schuldshein loans | Fixed | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	2.54%	2.54%
Schuldshein loans | Fixed | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.01%	3.01%
Schuldshein loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.93%	4.93%
Schuldshein loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%	5.18%
Schuldshein loans | Gross | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 97				100
Schuldshein loans | Gross | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 678				699
Other loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Other loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.03%	4.03%
Other loans | Gross | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 205				223
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	522				420
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	7,910				7,430
Long term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(175)				(207)
Total long-term debt	$ 860				$ 939